DEFERRED REVENUES	12 Months Ended
Dec. 31, 2011
DEFERRED REVENUES [Abstract]
DEFERRED REVENUES
NOTE 12:-	DEFERRED REVENUES

The Company offers extended service contracts that may be purchased after the standard warranty period has expired. Service contracts may be purchased for periods of one to five years. The Company recognizes service contract revenue ratably over the life of the contract.

The following table reflects changes in the Company's deferred revenue during the years ended December 31, 2011 and 2010:

	2011	2010

Balance at the beginning of the year	$17,960	$5,108
Accounts related to the acquisition of Candela	-	18,211
Deferral of new sales	27,908	20,360
Recognition of previously deferred revenue	(30,206)	(25,719)

Balance at the end of the year	$15,662	$17,960

The following table reflects the Company's current and long-term deferred revenues:

	December 31,
	2011	2010

Total deferred revenues	$15,662	$17,960
Less - current portion	11,550	13,432

Long-term deferred revenues	$4,112	$4,528